Cover	Feb. 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 16, 2023
Entity File Number	000-55689
Entity Registrant Name	U.S. Lighting Group, Inc.
Entity Central Index Key	0001536394
Entity Tax Identification Number	46-3556776
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1148 E 222nd Steet
Entity Address, City or Town	Euclid
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44117
City Area Code	216
Local Phone Number	896-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false